Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning Balance	$ 1,071	$ 408
Increase related to prior year tax positions	0	536
Increase related to current year tax positions	127	127
Ending Balance	$ 1,198	$ 1,071